Expense Example	Feb. 28, 2026 USD ($)
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	966
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,103
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	646
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,429
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	725
Expense Example, with Redemption, 10 Years	1,611
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,284
Vest US Large Cap 10% Buffer Strategies Fund | Vest US Large Cap 10% Buffer Strategies Fund Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,154
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,340
Expense Example, with Redemption, 10 Years	2,286
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	2,524
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,724
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,411
Vest US Large Cap 20% Buffer Strategies Fund | Vest US Large Cap 20% Buffer Strategies Fund Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,262
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	1,058
Expense Example, with Redemption, 5 Years	1,449
Expense Example, with Redemption, 10 Years	2,541
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,646
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,967
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,661
Vest S&P 500 Dividend Aristocrats Target Income Fund | Vest S&P 500 Dividend Aristocrats Target Income Fund Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,515
Vest Bitcoin Strategy Managed Volatility Fund | Vest Bitcoin Strategy Managed Volatility Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	608
Expense Example, with Redemption, 5 Years	1,117
Expense Example, with Redemption, 10 Years	2,516
Vest Bitcoin Strategy Managed Volatility Fund | Vest Bitcoin Strategy Managed Volatility Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	2,256
Vest Bitcoin Strategy Managed Volatility Fund | Vest Bitcoin Strategy Managed Volatility Fund Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	$ 2,011